Intangible Assets (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
6.	Intangible Assets
Intangible assets consisted of the following as of March 31, 2024 and December 31, 2023 (in thousands):

	March 31, 2024
	Weighted Average Amortization Period (Years)	Gross Intangible Assets	Accumulated Amortization	Net Intangible Assets
Trade and domain names	15.0	$7,256	$(5,128)	$2,128
Software technology	5.0	249	(125)	124
Customer relationships	8.0	170	(53)	117
Total intangible assets	14.5	$7,675	$(5,306)	$2,369

	December 31, 2023
	Weighted Average Amortization Period (Years)	Gross Intangible Assets	Accumulated Amortization	Net Intangible Assets
Trade and domain names	15.0	$7,256	$(5,008)	$2,248
Software technology	5.0	249	(112)	137
Customer relationships	8.0	170	(48)	122
Total intangible assets	14.5	$7,675	$(5,168)	$2,507
Amortization expense for intangible assets was $0.1 million and $0.6 million, respectively, for the three months ended March 31, 2024 and 2023. The estimated future amortization expense of intangible assets as of March 31, 2024 is as follows (in thousands):

Remaining period in 2024 (nine months)	$416
Year ended December 31, 2025	555
Year ended December 31, 2026	543
Year ended December 31, 2027	505
Year ended December 31, 2028	222
Thereafter	128
Total	$2,369

9.	Goodwill and Intangible Assets
Goodwill
Goodwill totaled $68.4 million as of December 31, 2023 and 2022. No goodwill impairment charges were recorded for the years ended December 31, 2023, 2022 and 2021.
Intangible Assets
Intangible assets consisted of the following for the periods presented below (in thousands):

	December 31, 2023
	Weighted Average Amortization Period (Years)	Gross Intangible Assets	Accumulated Amortization	Net Intangible Assets
Trade and domain names	15.0	$7,256	$(5,008)	$2,248
Software technology	5.0	249	(112)	137
Customer relationships	8.0	170	(48)	122
Total intangible assets	14.5	$7,675	$(5,168)	$2,507

	December 31, 2022
	Weighted Average Amortization Period (Years)	Gross Intangible Assets	Accumulated Amortization	Net Intangible Assets
Trade and domain names	14.4	$7,635	$(4,699)	$2,936
Software technology	6.9	7,516	(4,413)	3,103
Customer relationships	11.5	5,211	(921)	4,290
Order Backlog	1.0	$210	$(200)	$10
Total intangible assets	10.8	$20,572	$(10,233)	$10,339
Amortization expense for intangible assets was $7.8 million, $2.7 million and $1.3 million for the years ended December 31, 2023, 2022 and 2021, respectively. The Company recorded an impairment charge of $6.1 million for the year ended December 31, 2023 related to intangible assets associated with certain product offerings that were sunset in December 2023, which is included in asset impairment charges in the consolidated statements of operations. No intangible asset impairment charges have been recorded for the years ended December 31, 2022 and 2021.
The estimated future amortization expense of intangible assets as of December 31, 2023 is as follows (in thousands):

Amortization
Years ended December 31,
2024	$555
2025	555
2026	543
2027	505
2028	222
Thereafter	127
$2,507